UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:             Carl C. Icahn, Individual
Address:          c/o Icahn Associates Corp.
                  767 Fifth Ave., 47TH Floor
                  New York, NY  10153

Form 13F File Number:  28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward E. Mattner, Attorney-in-Fact for Carl C. Icahn
Title:   Individual
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner
Edward E. Mattner                   New York, New York                 11/10/04
[Signature]                          [City, State]                     [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           10

Form 13F Information Table Value Total:   $1,451,503
                                          (thousands)


Confidential   Treatment  has  been  requested  for  certain   accounts  of
securities  reported  by  this  Institutional   Investment  Manager,   and  this
information has been filed separately with the Commission.

List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      From 13F File Number      Name

         01       28-4690                   High River Limited Partnership

         02       28-4970                   High Coast Limited Partnership






                                            Form 13F Information Table
                                             Name of Reporting Manager: Carl C. Icahn

Column 1:           Column 2:   Column    Column 4:  Column                Column           Column          Column 8:
NAME OF ISSUER      TITLE OF    3:        FAIR       5:                    6:               7:              VOTING
                    CLASS       CUSIP     MARKET                           INVEST-MENT      OTHER           AUTHORITY
                                NUMBER    VALUE                            DISCRE-TION      MANAGERS        (SHARES)
                                          (000)                SH/
                                                     SHARES    PRN
                                                     OR                    (b)
                                                     PRINCIPAL        (a)  Shared-   (c)
                                                     AMOUNT           Sole Defined   Shared           (a)       (b)         (c)
                                                                                     Other            Sole      Shared      None

American Real       Depository  029169109  817,995   38,730,836  SH          X                2               38,730,836
Estate Partners LP  Units

American Real       Depository  029169109    4,034      191,000  SH          X                1                  191,000
Estate Partners LP  Units

American Real       Depository  029169109   20,592      975,000  SH          X                                   975,000
Estate Partners LP  Units

Ladenburg Thalman   Com         50575Q101    1,074    2,148,725  SH          X                1                2,148,725
Financial
Services, Inc.

Ladenburg Thalman   Com         50575Q101      624    1,247,533  SH          X                                 1,247,533
Financial
Services, Inc.

Mylan Labs, Inc.    Com         628530107  473,245   26,291,400  SH          X                1               26,291,400

New Valley Corp.    Com         649080504    6,313    1,262,686  SH          X                                 1,262,686

Tropical            Com         89708P102    1,068      889,938  SH          X                1                  889,938
Sportswear

Vector Group Ltd.   Com         92240M108  118,667    7,895,327  SH          X                1                7,895,327


Vector Group Ltd.   Com         92240M108    7,891      525,000  SH          X                                   525,000


                                TOTAL    1,451,503


     Confidential treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission.